INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Concentrate stockpiles	$ 1,328	$ 2,161
Dore bars	273	4,494
Leach pad and gold-in-circuit	27,527	31,649
Ore stockpiles	73,015	52,692
Materials and supplies	53,235	44,476
Total inventories	155,378	135,472
Less: non-current portion	(39,553)	(43,439)
Current inventories	115,825	92,033
Cost of inventories recognised as expense during period	584,600	481,500
Depletion and depreciation	216,250	171,447
Provision related to inventory obsolescence	10,097
Yaramoko M&I Property | Provision for decommissioning, restoration and rehabilitation costs
Inventories
Provision related to inventory obsolescence	3,000
San Jose M&I Property | Provision for decommissioning, restoration and rehabilitation costs
Inventories
Provision related to inventory obsolescence	4,600
Lindero M&I Property | Provision for decommissioning, restoration and rehabilitation costs
Inventories
Provision related to inventory obsolescence	2,500
Lindero And Yaramoko Reporting Segment
Inventories
Inventories write down of materials and supplies to net realizable value	6,200	8,900
Depletion and depreciation	$ 2,300	$ 3,400